Note 2 - Basis of Presentation and Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Short-term investments, classified as cash equivalents	$ 0	$ 20,000
Total intangible assets other than goodwill	71	$ 76
Intangible assets with indefinite useful life	$ 0
Number of cash-generating units	1
Option life, share options granted	5
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10	5
Computer equipment [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	2 years
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 0